Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Deferred Income Tax

All figures in £ millions	2020	2019
Deferred income tax assets	32	59
Deferred income tax liabilities	(62)	(48)

Net deferred income tax (liability)/asset	(30)	11

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2019	20	31	(55)	68	(205)	28	52	(61)
Exchange differences	(1)	(1)	(1)	(3)	6	(2)	(3)	(5)
Income statement benefit/(charge)	70	(10)	(4)	(24)	—	31	1	64
Tax benefit/(charge) in other comprehensive income	—	—	22	—	—	—	(4)	18
Tax charge in equity	—	—	—	—	—	—	(5)	(5)

At 31 December 2019	89	20	(38)	41	(199)	57	41	11
Exchange differences	2	—	(1)	(2)	2	(4)	(5)	(8)
Income statement (charge)/benefit	(44)	(12)	(12)	6	(12)	23	21	(30)
Tax benefit/(charge) in other comprehensive income	—	—	2	—	—	—	(5)	(3)
At 31 December 2020	47	8	(49)	45	(209)	76	52	(30)